Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 186,907	₱ 203,188
Additions (Note 4)	58,490	40,299
Disposals/Retirements	(341)	(619)
Reclassifications (Note 13)	1,239	(125)
Impairment losses recognized during the year (Note 5)	(1,958)	(3,913)
Translation differences charged directly to cumulative translation adjustments	1	(6)
Deconsolidation of asubsidiary	(1,132)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(2)	(2)
Depreciation and amortization	(47,240)	(51,915)	₱ (34,455)
Net book value at end of the year	195,964	186,907	203,188
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	694,044	665,653
Net book value at end of the year	714,037	694,044	665,653
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(507,137)	(462,465)
Net book value at end of the year	(518,073)	(507,137)	(462,465)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	47,455	48,030
Additions (Note 4)	1,278	3,410
Disposals/Retirements	(10)	(8)
Reclassifications (Note 13)	19	5
Impairment losses recognized during the year (Note 5)	(299)
Transfers and others	10,409	7,612
Depreciation and amortization	(11,381)	(11,594)
Net book value at end of the year	47,471	47,455	48,030
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	207,220	196,652
Net book value at end of the year	217,773	207,220	196,652
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(159,765)	(148,622)
Net book value at end of the year	(170,302)	(159,765)	(148,622)
Central office equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	17,962	18,668
Additions (Note 4)	565	687
Disposals/Retirements	(27)
Reclassifications (Note 13)	(1)	3
Impairment losses recognized during the year (Note 5)	(292)
Transfers and others	8,237	3,945
Translation differences charged directly to cumulative translation adjustments	3	(1)
Depreciation and amortization	(10,480)	(5,340)
Net book value at end of the year	15,967	17,962	18,668
Central office equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	119,642	115,461
Net book value at end of the year	128,321	119,642	115,461
Central office equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(101,680)	(96,793)
Net book value at end of the year	(112,354)	(101,680)	(96,793)
Cellular facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,181	64,392
Additions (Note 4)	758	6,512
Disposals/Retirements	(60)	(123)
Impairment losses recognized during the year (Note 5)	(858)	(389)
Transfers and others	37,881	8,031
Deconsolidation of asubsidiary	(65)
Depreciation and amortization	(17,499)	(28,242)
Net book value at end of the year	70,338	50,181	64,392
Cellular facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	209,504	202,581
Net book value at end of the year	217,164	209,504	202,581
Cellular facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(159,323)	(138,189)
Net book value at end of the year	(146,826)	(159,323)	(138,189)
Buildings and improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	9,054	8,922
Additions (Note 4)	120	159
Disposals/Retirements	(140)	(38)
Reclassifications (Note 13)	127	3
Impairment losses recognized during the year (Note 5)	(480)
Transfers and others	265	1,285
Translation differences charged directly to cumulative translation adjustments	1	(1)
Deconsolidation of asubsidiary	(794)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(2)	(2)
Depreciation and amortization	(2,162)	(1,274)
Net book value at end of the year	5,989	9,054	8,922
Buildings and improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	27,076	25,914
Net book value at end of the year	26,546	27,076	25,914
Buildings and improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(18,022)	(16,992)
Net book value at end of the year	(20,557)	(18,022)	(16,992)
Vehicles, aircraft, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,881	7,673
Additions (Note 4)	1,158	2,682
Disposals/Retirements	(95)	(316)
Reclassifications (Note 13)	(23)	(7)
Impairment losses recognized during the year (Note 5)	(29)
Transfers and others	1,465	1,959
Translation differences charged directly to cumulative translation adjustments	(3)	(4)
Deconsolidation of asubsidiary	(273)
Depreciation and amortization	(3,382)	(4,106)
Net book value at end of the year	6,699	7,881	7,673
Vehicles, aircraft, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	58,964	55,973
Net book value at end of the year	58,711	58,964	55,973
Vehicles, aircraft, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(51,083)	(48,300)
Net book value at end of the year	(52,012)	(51,083)	(48,300)
Communications satellite [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		966
Net book value at end of the year			966
Communications satellite [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(966)
Net book value at end of the year			(966)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,122	2,258
Additions (Note 4)	2,107	1,878
Transfers and others	1,176	1,343
Depreciation and amortization	(2,334)	(1,357)
Net book value at end of the year	5,071	4,122	2,258
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	17,595	14,596
Net book value at end of the year	20,823	17,595	14,596
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(13,473)	(12,338)
Net book value at end of the year	(15,752)	(13,473)	(12,338)
Land and land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,191	3,175
Additions (Note 4)		1
Reclassifications (Note 13)	1,117	14
Transfers and others		3
Depreciation and amortization	(2)	(2)
Net book value at end of the year	4,306	3,191	3,175
Land and land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,458	3,440
Net book value at end of the year	4,576	3,458	3,440
Land and land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(267)	(265)
Net book value at end of the year	(270)	(267)	(265)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	47,061	50,070
Additions (Note 4)	52,504	24,970
Disposals/Retirements	(9)	(134)
Reclassifications (Note 13)		(143)
Impairment losses recognized during the year (Note 5)		(3,524)
Transfers and others	(59,433)	(24,178)
Net book value at end of the year	40,123	47,061	50,070
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,585	50,070
Net book value at end of the year	40,123	50,585	₱ 50,070
Property under construction [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ (3,524)
Net book value at end of the year		₱ (3,524)